Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 21,273	$ 16,755	$ 14,989	$ 16,491	$ 13,361	$ 10,590	$ 10,470	$ 9,644	$ 8,744	$ 9,425	$ 18,407
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	21,256	16,742	15,088	16,729	13,657	10,904	10,863	10,079	9,208	10,000	$ 18,392
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	22,069	17,427	15,629	17,238	14,000	11,125	11,025	10,180	9,255	10,000	$ 19,046
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	23,182	18,196	16,219	17,788	14,361	11,348	11,191	10,283	9,302	10,000	$ 20,128
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	23,085	18,136	16,182	17,763	14,355	11,348	11,191	10,283	9,302	10,000	$ 20,028
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	24,748	20,048	17,594	20,916	16,260	13,954	13,993	12,560	10,724	10,000	$ 28,656
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	22,230	18,448	16,757	18,831	15,253	12,465	12,432	10,962	9,896	10,000	$ 19,651
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	22,230	18,448	16,757	18,831	15,253	12,465	12,432	10,962	9,896	10,000	$ 19,651
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	22,230	18,448	16,757	18,831	15,253	12,465	12,432	10,962	9,896	10,000	$ 19,651
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	22,230	18,448	16,757	18,831	15,253	12,465	12,432	10,962	9,896	10,000	$ 19,651
MSCI World Health Care Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI World Health Care Index-NR
Accumulated Value	$ 22,230	$ 18,448	$ 16,757	$ 18,831	$ 15,253	$ 12,465	$ 12,432	$ 10,962	$ 9,896	$ 10,000	$ 19,651